Financial Instruments - Additional Information (Detail)		6 Months Ended					12 Months Ended
	Feb. 24, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets		$ 0					$ 0
Transfer between Level 1 and 2, liabilities		0					0
Transfer between Level 2 and 1, Assets		0					0
Transfer between Level 2 and 1, liabilities		0					0
Transfers into Level 3 of fair value hierarchy, assets		0					0
Transfers out of Level 3 of fair value hierarchy, assets		0					0
Transfers into Level 3 of fair value hierarchy, liabilities		0					0
Transfers out of Level 3 of fair value hierarchy, liabilities		0					0
Money market fund							$ 30,445,339
Increase in pre-tax loss		378,589			$ 364,200
Net Proceeds from offering of shares	$ 20,000,000	$ 21,255,809
Addition To gross proceeds related to tranche warrants exercised	$ 80,000,000
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Sensitivity rate used in reporting foreign currency risk		5.00%	5.00%	5.00%
Percentage of increase on exchange rate of foreign currency		5.00%	5.00%	5.00%
Percentage of decrease on exchange rate of foreign currency		5.00%	5.00%	5.00%
Impact of a 5% change in foreign exchange rates on profit or loss			$ (547,508)	$ 41,451		$ (499,773)
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis		1.00%	1.00%	1.00%